Major Group Investments - Direct and Indirect	12 Months Ended
Dec. 31, 2024
Investments in subsidiaries, joint ventures and associates reported in separate financial statements [abstract]
Major group investments - direct and indirect	Major Group investments – direct and indirect

		Shares held		Group beneficial interest
	Notes	2024	2023	2024	2023

Subsidiaries
Unlisted
Abosso Goldfields Ltd[8]
– Class “A” shares	1	49,734,000	49,734,000	90.0%	90.0%
– Class “B” shares	1	4,266,000	4,266,000	90.0%	90.0%
Agnew Gold Mining Company Pty Ltd	2	54,924,757	54,924,757	100.0%	100.0%
Darlot Mining Company Pty Ltd	2	1	1	100.0%	100.0%
GFI Joint Venture Holdings (Pty) Ltd	3	311,668,564	311,668,564	100.0%	100.0%
GFL Mining Services Ltd	3	235,676,387	235,676,387	100.0%	100.0%
Gold Fields Ghana Ltd[9]	1	900	900	90.0%	90.0%
Gold Fields Group Services (Pty) Ltd	3	1	1	100.0%	100.0%
Gold Fields Holdings Company Ltd	5	4,330	4,084	100.0%	100.0%
Gold Fields La Cima S.A.[10]	4	1,426,050,205	1,426,050,205	99.5%	99.5%
Gold Fields Operations Ltd	3	156,279,947	156,279,947	100.0%	100.0%
Gold Fields Orogen Holding (BVI) Ltd	5	2,334	1,981	100.0%	100.0%
Gruyere Mining Company Pty Ltd	2	1	1	100.0%	100.0%
GSM Mining Company Pty Ltd	2	1	1	100.0%	100.0%
Minera Gold Fields Salares Norte SpA	6	338,276,530	338,276,530	100.0%	100.0%
Newshelf 899 (Pty) Ltd	3
– Class “A” shares[11]		90,000,000	90,000,000	100.0%	100.0%
– Class “B” shares[12]		—	—	—%	—%
St Ives Gold Mining Company Pty Ltd	2	281,051,329	281,051,329	100.0%	100.0%
Windfall Mining Group Inc.	7	1,317,173,539	395,856,557	100.0%	100.0%
[1]Incorporated in Ghana.
[2]Incorporated in Australia.
[3]Incorporated in the Republic of South Africa.
[4]Incorporated in Peru.
[5]Incorporated in the British Virgin Islands.
[6]Incorporated in Chile.
[7]Incorporated in Canada.
[8]Abosso Goldfields Ltd (“Abosso”) owns the Damang operation in Ghana. The accumulated non-controlling interest of Abosso at 31 December 2024 amounts to US$14.8 million (2023: US$21.0 million). A dividend of US$8.4 million was declared to non-controlling interest during 2024 (2023: US$nil). Refer to the segment reporting, note 41, for summarised financial information of Damang.
[9]Gold Fields Ghana Ltd (“GFG”) owns the Tarkwa operation in Ghana. The accumulated non-controlling interest of GFG at 31 December 2024 amounts to US$113.9 million
(2023: US$95.0 million). A dividend of US$18.0 million was advanced to non-controlling interest during 2024 (2023: US$12.0 million). Refer to the segment reporting, note
41, for summarised financial information of Tarkwa.
[10]Gold Fields La Cima S.A. (“La Cima”) owns the Cerro Corona operation in Peru. The accumulated non-controlling interest of La Cima at 31 December 2024 amounts to
US$1.5 million (2023: US$1.1 million). A dividend of US$nil was paid to non-controlling interest during 2024 (2023: US$0.5 million). Refer to the segment reporting, note
41, financial information of Cerro Corona.
[11]The South Deep Joint Venture (“SDJV”) owns and operates the South Deep Gold Mine. The SDJV is an unincorporated joint venture between Gold Fields Operations
Limited (“GFO”) and GFI Joint Venture Holdings Proprietary Limited (“GFIJVH”). GFO and GFIJVH are wholly owned subsidiaries of Newshelf 899 Proprietary Limited
(“Newshelf”). The share capital of Newshelf comprises of:
90,000,000 “A” shares, representing 90% of Newshelf’s equity. Gold Fields Limited is the holder of the “A” shares; and
10,000,000 “B” shares, representing 10% of Newshelf’s equity. South Deep’s BEE shareholders are the holders of the “B” shares.
[12]The “B” shares entitle the BEE shareholders to a cumulative preferential dividend of R20.0 million per annum for the first 10 years (expired in December 2020), R13.3 million per annum for the next five years and R6.7 million for the five years thereafter. After 20 years, this preferential dividend will cease. The “B” shares’ rights to participate in the profits of Newshelf over and above the cumulative preferred dividend were initially suspended. The suspension will be lifted over a 20 years period on a phased-in basis as follows:
after 10 years, in respect of one-third of the “B” shares;
after 15 years, in respect of another one-third of the “B” shares; and
after 20 years, in respect of the remaining one-third of the “B” shares.
After 20 years, all of the “B” shares will substantially have the same rights as the “A” shares. The BEE shareholders must retain ownership of the “B” shares for 30 years.
Notes to the consolidated financial statements continued
for the year ended 31 December 2024
45.Major Group investments – direct and indirect continued

	Shares held		Group beneficial interest
	2024	2023	2024	2023

Other[1]
Listed associates
Rusoro Mining Limited	—	140,000,001	—%	24.4%
Lunnon Metals Limited	67,327,550	66,216,438	30.5%	31.1%
Vior Mining Exploration Company Inc.	52,076,544	—	20.7%	—%
Joint ventures
Far Southeast Gold Resources Incorporated	—	1,737,699	—%	40.0%
Asanko Gold Ghana Limited	—	450,000,000	—%	45.0%
Adansi Gold Company Limited	—	100,000	—%	50.0%
Shika Group Finance Limited	—	10,000	—%	50.0%
Windfall Mining Group (Partnership)	—	—	—%	50.0%
Listed equity investments
Amarc Resources Limited	5,000,000	5,000,000	2.3%	2.4%
Chakana Copper Corp[2]	45,861,699	38,967,343	17.2%	19.9%
Galiano Gold Inc. (formerly Asanko Gold Inc.)[2]	50,471,657	21,971,657	19.6%	9.8%
Generation Mining Limited	8,594,000	—	3.6%	—%
Great Southern Mining Limited	46,108,597	—	4.7%	—%
Hamelin Gold Limited[2]	23,500,000	23,500,000	14.9%	14.9%
Killi Resources Limited[2]	15,346,797	—	10.9%	—%
Lefroy Exploration Limited[2]	21,613,910	21,613,910	8.8%	10.8%
Mineral Resource Limited	655,031	655,031	0.3%	0.3%
O3 Mining Inc.[2]	18,291,854	—	15.6%	—%
Osisko Metals Inc.	10,992,200	—	3.6%	—%
Queen's Road Capital Investments Limited	1,968,500	—	4.0%	—%
Torq Resources Inc.[2]	20,678,260	15,000,000	14.9%	13.6%
Tesoro Gold Limited[2]	272,350,072	163,227,850	17.5%	14.2%
[1]Only major investments are listed individually.
2An assessment has been performed and the Group does not have significant influence.